Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

Supplement dated May 30, 2008, to the Prospectus dated February 1, 2008, as previously supplemented

April 25, 2008, April 7, 2008, and April 1, 2008.

Administrator Class

Effective June 2, 2008, the following information replaces the section entitled “Fees and Expenses” for the Diversified Small Cap Fund on page 16 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.44%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.63%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	0.32%
Net Expenses[4]	1.00%

[1]	Reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The adviser has committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, including the underlying master portfolios’ fees and expenses, as shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

1

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$102
3 Years	$387
5 Years	$694
10 Years	$1,567

EGAM068/P903SP2

2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated May 30, 2008, to the Prospectus dated April 1, 2008, as previously supplemented

April 23, 2008, and April 8, 2008.

Class A, Class B and Class C

The following changes are effective June 2, 2008, for the Funds and share classes, as applicable, listed above.

The following information replaces the section entitled “Fees and Expenses” for the Government Securities Fund on page 7 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class B	Class C
Maximum deferred sales charge (load) (as a percentage of the offering price)	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class B	Class C
Management Fees[1]	0.39%	0.39%
Distribution (12b-1) Fees	0.75%	0.75%
Other Expenses[2]	0.54%	0.54%
Total Annual Fund Operating Expenses	1.68%	1.68%
Fee Waivers	0.03%	0.00%
Net Expenses[3]	1.65%	1.70%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios shown. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees. Please note that a decrease in the Fund’s fees and expenses resulted in the Total Annual Fund Operating Expenses falling below the contractual net operating expense ratios committed to by the adviser, to 1.68% for Class C shares.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$668	$273
3 Years	$827	$531
5 Years	$1,110	$914
10 Years	$1,692	$1,987
If you do not sell your shares at the end of the period:
1 Year	$168	$173
3 Years	$527	$531
5 Years	$910	$914
10 Years	$1,692	$1,987

The following information replaces the section entitled “Fees and Expenses” for the High Income Fund beginning on page 11 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	5.00%	1.00%
Redemption Fee[1]	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class B	Class C
Management Fees[2]	0.50%	0.50%
Distribution (12b-1) Fees	0.75%	0.75%
Other Expenses[3]	0.52%	0.52%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	1.78%	1.78%
Fee Waivers	0.12%	0.12%
Net Expenses[5,6,7]	1.66%	1.66%

[1]

Percentage of the net proceeds deducted if shares are redeemed (or exchanged) within 30 days after purchase. This fee is retained by the Fund. Please see the “Redemption Fees” section under “How to Sell Shares” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.50% for the first $500 million; 0.475% for the next $500 million; 0.45% for the next $2 billion; 0.425% for the next $2 billion; and 0.40% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios, excluding the expenses of any money market fund or other fund held by the Fund, at 1.65% for Class B and Class C. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$669	$269
3 Years	$849	$549
5 Years	$1,154	$954
10 Years	$1,796	$2,087
If you do not sell your shares at the end of the period:
1 Year	$169	$169
3 Years	$549	$549
5 Years	$954	$954
10 Years	$1,796	$2,087

The following information replaces the section entitled “Fees and Expenses” for the High Yield Bond Fund beginning on page 16 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	5.00%	1.00%
Redemption Fee[2]	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fee[3]	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[4]	0.62%	0.62%	0.62%
Acquired Fund Fees and Expenses[5]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[6]	1.13%	1.88%	1.88%
Fee Waivers	0.00%	0.00%	0.00%
Net Expenses[6,7,8]	1.16%	1.91%	1.91%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase. See “A Choice of Share Classes” for further information.

[2]

Percentage of the net proceeds deducted if shares are redeemed (or exchanged) within 30 days after purchase. This fee is retained by the Fund. Please see the “Redemption Fees” section under “How to Sell Shares” for further information.

[3]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.50% for the first $500 million; 0.475% for the next $500 million; 0.45% for the next $2 billion; 0.425% for the next $2 billion; and 0.40% for assets over $5 billion.

[4]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[5]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[6]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[7]	The net operating expense ratios shown here include the expenses of any money market fund or other fund held by the Fund.

[8]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios, excluding the expenses of any money market fund or other fund held by the Fund, at 1.15% for Class A, and 1.90% for Class B and Class C. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees. Please note that a decrease in the Fund’s fees and expenses resulted in the Total Annual Fund Operating Expenses falling below the contractual net operating expense ratios committed to by the adviser to 1.13% for Class A shares and 1.88% for Class B and Class C shares.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$563	$694	$294
3 Years	$796	$894	$594
5 Years	$1,047	$1,218	$1,018
10 Years	$1,764	$1,914	$2,201
If you do not sell your shares at the end of the period:
1 Year	$563	$194	$194
3 Years	$796	$594	$594
5 Years	$1,047	$1,018	$1,018
10 Years	$1,764	$1,914	$2,201

The following information replaces the section entitled “Fees and Expenses” for the Income Plus Fund beginning on page 21 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fee[2]	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.69%	0.69%	0.69%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	1.20%	1.95%	1.95%
Fee Waivers	0.19%	0.19%	0.19%
Net Expenses[5,6,7]	1.01%	1.76%	1.76%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.50% for the first $500 million; 0.475% for the next $500 million; 0.45% for the next $2 billion; 0.425% for the next $2 billion; and 0.40% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios, excluding the expenses of any money market fund or other fund held by the Fund, at 1.00% for Class A, and 1.75% for Class B and Class C. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$548	$679	$279
3 Years	$796	$894	$594
5 Years	$1,063	$1,236	$1,036
10 Years	$1,825	$1,977	$2,263
If you do not sell your shares at the end of the period:
1 Year	$548	$179	$179
3 Years	$796	$594	$594
5 Years	$1,063	$1,036	$1,036
10 Years	$1,825	$1,977	$2,263

The following information replaces the section entitled “Fees and Expenses” for the Inflation-Protected Bond Fund beginning on page 26 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fee[2]	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses[4]	1.03%	1.78%	1.78%
Fee Waivers	0.18%	0.18%	0.18%
Net Expenses[5]	0.85%	1.60%	1.60%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase. See “A Choice of Share Classes” for further information.

[2]

The management fees reflect the fees charged by Funds Management for providing investment advisory services to the Inflation-Protected Bond Portfolio, the master portfolio in which the Fund invests substantially all its assets. The following advisory fee schedule is charged to the master portfolio as a percentage of the master portfolio’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]	Includes gross expenses allocated from the master portfolio in which the Fund invests.

[5]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios, including the underlying master portfolio’s fees and expenses, as shown. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$533	$663	$263
3 Years	$746	$843	$543
5 Years	$976	$1,148	$948
10 Years	$1,637	$1,789	$2,080
If you do not sell your shares at the end of the period:
1 Year	$533	$163	$163
3 Years	$746	$543	$543
5 Years	$976	$948	$948
10 Years	$1,637	$1,789	$2,080

The following information replaces the section entitled “Fees and Expenses” for the Intermediate Government Income Fund on page 31 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fee[2]	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses	0.94%	1.69%	1.69%
Fee Waivers	0.00%	0.00%	0.00%
Net Expenses[4]	0.95%	1.70%	1.70%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios shown. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees. Please note that a decrease in the Fund’s fees and expenses resulted in the Total Annual Fund Operating Expenses falling below the contractual net operating expense ratios committed to by the adviser to 0.94% for Class A shares and 1.69% for Class B and Class C shares.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$543	$673	$273
3 Years	$737	$834	$534
5 Years	$948	$1,119	$919
10 Years	$1,553	$1,705	$1,998
If you do not sell your shares at the end of the period:
1 Year	$543	$173	$173
3 Years	$737	$534	$534
5 Years	$948	$919	$919
10 Years	$1,553	$1,705	$1,998

The following information replaces the section entitled “Fees and Expenses” for the Short Duration Government Bond Fund on page 35 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	3.00%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	3.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fee[2]	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses	0.95%	1.70%	1.70%
Fee Waivers	0.10%	0.10%	0.10%
Net Expenses[4]	0.85%	1.60%	1.60%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge (CDSC) if they are redeemed within one year from date of purchase. Effective February 1, 2008, such Class A share purchases may be assessed such CDSC if they are redeemed within eighteen months from the date of purchase. See “Reductions and Waivers of Sales Charges” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios shown. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$384	$463	$263
3 Years	$584	$626	$526
5 Years	$800	$827	$914
10 Years	$1,423	$1,450	$2,000
If you do not sell your shares at the end of the period:
1 Year	$384	$163	$163
3 Years	$584	$526	$526
5 Years	$800	$827	$914
10 Years	$1,423	$1,450	$2,000

The following information replaces the section entitled “Fees and Expenses” for the Short-Term Bond Fund beginning on page 39 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class C
Management Fee[1]	0.40%
Distribution (12b-1) Fees	0.75%
Other Expenses[2]	0.55%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	1.71%
Fee Waivers	0.15%
Net Expenses[4,5,6]	1.56%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expense shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios, excluding the expenses of any money market fund or other fund held by the Fund, at 1.55% for Class C. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

Class C
If you sell your shares at the end of the period:
1 Year	$259
3 Years	$525
5 Years	$915
10 Years	$2,009
If you do not sell your shares at the end of the period:
1 Year	$159
3 Years	$525
5 Years	$915
10 Years	$2,009

The following information replaces the section entitled “Fees and Expenses” for the Short-Term High Yield Bond Fund beginning on page 44 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	1.00%
Redemption Fee[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class C
Management Fee[2]	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses[3]	0.57%
Acquired Fund Fees and Expenses[4]	0.01%
Total Annual Fund Operating Expenses[5]	1.83%
Fee Waivers	0.26%
Net Expenses[5,6,7]	1.57%

[1]

Percentage of the net proceeds deducted if shares are redeemed (or exchanged) within 30 days after purchase. This fee is retained by the Fund. Please see The “Redemption Fees” section under “How to Sell Shares” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.50% for the first $500 million; 0.475% for the next $500 million; 0.45% for the next $2 billion; 0.425% for the next $2 billion; and 0.40% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expense shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios, excluding the expenses of any money market fund or other fund held by the Fund, at 1.56% for Class C. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

Class C
If you sell your shares at the end of the period:
1 Year	$260
3 Years	$551
5 Years	$968
10 Years	$2,131
If you do not sell your shares at the end of the period:
1 Year	$160
3 Years	$551
5 Years	$968
10 Years	$2,131

The following information replaces the section entitled “Fees and Expenses” for the Stable Income Fund beginning on page 50 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	1.50%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fee[2]	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses[4]	0.94%	1.69%	1.69%
Fee Waivers	0.09%	0.09%	0.09%
Net Expenses[5]	0.85%	1.60%	1.60%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge (CDSC) if they are redeemed within one year from date of purchase. Effective February 1, 2008, such Class A share purchases may be assessed such CDSC if they are redeemed within eighteen months from the date of purchase. See “Reductions and Waivers of Sales Charges” for further information.

[2]

The management fees reflect the fees charged by Funds Management for providing investment advisory services to the Stable Income Portfolio, the master portfolio in which the Fund invests substantially all its assets. The following advisory fee schedule is charged to the master portfolio as a percentage of the master portfolio’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]	Includes gross expenses allocated from the master portfolio in which the Fund invests.

[5]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, including the underlying master portfolio’s fees and expenses, as shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$285	$313	$263
3 Years	$485	$524	$524
5 Years	$701	$823	$909
10 Years	$1,324	$1,440	$1,990
If you do not sell your shares at the end of the period:
1 Year	$285	$163	$163
3 Years	$485	$524	$524
5 Years	$701	$823	$909
10 Years	$1,324	$1,440	$1,990

The following information replaces the section entitled “Fees and Expenses” for the Strategic Income Fund beginning on page 55 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	5.00%	1.00%
Redemption Fee[2]	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fee[3]	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[4]	0.74%	0.75%	0.74%
Acquired Fund Fees and Expenses[5]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[6]	1.26%	2.02%	2.01%
Fee Waivers	0.14%	0.15%	0.14%
Net Expenses[6,7,8]	1.12%	1.87%	1.87%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase. See “A Choice of Share Classes” for further information.

[2]

Percentage of the net proceeds deducted if shares are redeemed (or exchanged) within 30 days after purchase. This fee is retained by the Fund. Please see the “Redemption Fees” section under “How to Sell Shares” for further information.

[3]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.50% for the first $500 million; 0.475% for the next $500 million; 0.45% for the next $2 billion; 0.425% for the next $2 billion; and 0.40% for assets over $5 billion.

[4]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[5]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[6]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[7]	The net operating expense ratios shown here include the expenses of any money market fund or other fund held by the Fund.

[8]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios, excluding the expenses of any money market fund or other fund held by the Fund, at 1.10% for Class A, and 1.85% for Class B and Class C. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$559	$690	$290
3 Years	$818	$919	$617
5 Years	$1,098	$1,274	$1,070
10 Years	$1,892	$2,048	$2,326
If you do not sell your shares at the end of the period:
1 Year	$559	$190	$190
3 Years	$818	$619	$617
5 Years	$1,098	$1,074	$1,070
10 Years	$1,892	$2,048	$2,326

The following information replaces the section entitled “Fees and Expenses” for the Total Return Bond Fund beginning on page 60 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fee[2]	0.37%	0.37%	0.37%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses[4]	0.91%	1.66%	1.66%
Fee Waivers	0.06%	0.06%	0.06%
Net Expenses[5]	0.85%	1.60%	1.60%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase. See “A Choice of Share Classes” for further information.

[2]

The management fees reflect the fees charged by Funds Management for providing investment advisory services to the Total Return Bond Portfolio, the master portfolio in which the Fund invests substantially all its assets. The following advisory fee schedule is charged to the master portfolio as a percentage of the master portfolio’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]	Includes gross expenses allocated from the master portfolio in which the Fund invests.

[5]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios, including the underlying master portfolio’s fees and expenses, as shown. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$533	$663	$263
3 Years	$721	$818	$518
5 Years	$926	$1,097	$897
10 Years	$1,514	$1,667	$1,960
If you do not sell your shares at the end of the period:
1 Year	$533	$163	$163
3 Years	$721	$518	$518
5 Years	$926	$897	$897
10 Years	$1,514	$1,667	$1,960

The following information replaces the section entitled “Fees and Expenses” for the Ultra-Short Duration Bond Fund beginning on page 66 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	1.50%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fee[2]	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.79%	0.79%	0.79%
Acquired Fund Fee and Expenses[4]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	1.20%	1.95%	1.95%
Fee Waivers	0.44%	0.44%	0.44%
Net Expenses[5,6,7]	0.76%	1.51%	1.51%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge (CDSC) if they are redeemed within one year from date of purchase. Effective February 1, 2008, such Class A share purchases may be assessed such CDSC if they are redeemed within eighteen months from the date of purchase. See “Reductions and Waivers of Sales Charges” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratios shown here include the expense of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios, excluding the expenses of any money market fund or other fund held by the Fund, at 0.75% for Class A, and 1.50% for Class B and Class C. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$276	$304	$254
3 Years	$531	$570	$570
5 Years	$805	$926	$1,011
10 Years	$1,587	$1,701	$2,239
If you do not sell your shares at the end of the period:
1 Year	$276	$154	$154
3 Years	$531	$570	$570
5 Years	$805	$926	$1,011
10 Years	$1,587	$1,701	$2,239

The following information replaces the section entitled “Fees and Expenses” for the Ultra Short-Term Income Fund beginning on page 72 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class C
Management Fee[1]	0.39%
Distribution (12b-1) Fees	0.75%
Other Expenses[2]	0.53%
Acquired Fund Fee and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	1.68%
Fee Waivers	0.22%
Net Expenses[4,5,6]	1.46%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios, excluding the expenses of any money market fund or other fund held by the Fund, at 1.45%. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

Class C
If you sell your shares at the end of the period:
1 Year	$249
3 Years	$509
5 Years	$893
10 Years	$1,972
If you do not sell your shares at the end of the period:
1 Year	$149
3 Years	$509
5 Years	$893
10 Years	$1,972

IFR068/P1001S2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated May 30, 2008, to the Prospectus dated April 1, 2008, as previously supplemented

April 8, 2008.

Institutional Class

The following changes are effective June 2, 2008, for the Funds and share class listed above.

The following information replaces the section entitled “Fees and Expenses” for the Corporate Bond Fund on page 7 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.23%
Total Annual Fund Operating Expenses	0.63%
Fee Waivers	0.02%
Net Expenses[3]	0.61%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund.

[3]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

1

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$62
3 Years	$200
5 Years	$349
10 Years	$784

2

The following information replaces the section entitled “Fees and Expenses” for the Government Securities Fund on page 11 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.19%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers	0.10%
Net Expenses[3]	0.48%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund.

[3]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$49
3 Years	$176
5 Years	$314
10 Years	$717

3

The following information replaces the section entitled “Fees and Expenses” for the High Income Fund on page 15 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None
Redemption Fee[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[2]	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses[3]	0.21%
Acquired Fund Fees and Expenses[4]	0.01%
Total Annual Fund Operating Expenses[5]	0.72%
Fee Waivers	0.21%
Net Expenses[5,6,7]	0.51%

[1]	Deducted from the net proceeds if shares redeemed (or exchanged) within one year of purchase. This fee is retained by the Fund. Please see section entitled “Redemption Fees” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.50% for the first $500 million; 0.475% for the next $500 million; 0.45% for the next $2 billion; 0.425% for the next $2 billion; and 0.40% for assets over $5 billion.

[3]	Includes expenses payable to affiliates of Wells Fargo & Company.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.50%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$52
3 Years	$209
5 Years	$380
10 Years	$876

4

The following information replaces the section entitled “Fees and Expenses” for the Income Plus Fund on page 19 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.23%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.74%
Fee Waivers	0.12%
Net Expenses[4,5,6]	0.62%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.50% for the first $500 million; 0.475% for the next $500 million; 0.45% for the next $2 billion; 0.425% for the next $2 billion; and 0.40% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.61%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$63
3 Years	$225
5 Years	$400
10 Years	$908

5

The following information replaces the section entitled “Fees and Expenses” for the Short Duration Government Bond Fund on page 24 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.20%
Total Annual Fund Operating Expenses	0.60%
Fee Waivers	0.18%
Net Expenses[3]	0.42%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund.

[3]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$43
3 Years	$174
5 Years	$317
10 Years	$733

6

The following information replaces the section entitled “Fees and Expenses” for the Short-Term Bond Fund on page 28 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.20%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.61%
Fee Waivers	0.12%
Net Expenses[4,5,6]	0.49%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.48%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$50
3 Years	$183
5 Years	$329
10 Years	$751

7

The following information replaces the section entitled “Fees and Expenses” for the Total Return Bond Fund on page 32 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.37%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.19%
Total Annual Fund Operating Expenses[3]	0.56%
Fee Waivers	0.14%
Net Expenses[4]	0.42%

[1]

The management fees reflect the fees charged by Funds Management for providing investment advisory services to the Total Return Bond Portfolio, the master portfolio in which the Fund invests substantially all its assets. The following advisory fee schedule is charged to the master portfolio as a percentage of the master portfolio’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]	Includes gross expenses allocated from the master portfolio in which the Fund invests.

[4]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, including the underlying master portfolio’s fees and expenses, as shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$43
3 Years	$165
5 Years	$299
10 Years	$688

8

The following information replaces the section entitled “Fees and Expenses” for the Ultra Short-Term Income Fund on page 37 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.18%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.58%
Fee Waivers	0.22%
Net Expenses[4,5,6]	0.36%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.35%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$37
3 Years	$164
5 Years	$302
10 Years	$706

IFIT068/P1004SP

9

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated May 30, 2008, to the Prospectus dated October 1, 2007, as previously supplemented

December 17, 2007, and February 1, 2008.

Administrator Class

The following changes are effective June 2, 2008, for the Funds and share class listed above.

The following information replaces the section entitled “Fees and Expenses” for the Government Securities Fund on page 11 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.46%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	0.15%
Net Expenses[3]	0.70%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.

[3]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

1

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$72
3 Years	$256
5 Years	$457
10 Years	$1,036

2

The following information replaces the section entitled “Fees and Expenses” for the Inflation-Protected Bond Fund on page 15 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.54%
Total Annual Fund Operating Expenses[3]	0.94%
Fee Waivers	0.34%
Net Expenses[4]	0.60%

[1]

The management fees reflect the fees charged by Funds Management for providing investment advisory services to the Inflation-Protected Bond Portfolio, the master portfolio in which the Fund invests substantially all its assets. The following advisory fee schedule is charged to the master portfolio as a percentage of the master portfolio’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]	Includes gross expenses allocated from the master portfolio in which the Fund invests.

[4]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, including the underlying master portfolio’s fees and expenses, as shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$61
3 Years	$266
5 Years	$487
10 Years	$1,124

3

The following information replaces the section entitled “Fees and Expenses” for the Intermediate Government Income Fund on page 19 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.46%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	0.16%
Net Expenses[3]	0.70%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.

[3]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$72
3 Years	$258
5 Years	$461
10 Years	$1,046

4

The following information replaces the section entitled “Fees and Expenses” for the Short Duration Government Bond Fund on page 23 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.47%
Total Annual Fund Operating Expenses	0.87%
Fee Waivers	0.27%
Net Expenses[3]	0.60%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.

[3]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$61
3 Years	$251
5 Years	$456
10 Years	$1,048

5

The following information replaces the section entitled “Fees and Expenses” for the Stable Income Fund on page 28 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.46%
Total Annual Fund Operating Expenses[3]	0.86%
Fee Waivers	0.21%
Net Expenses[4]	0.65%

[1]

The management fees reflect the fees charged by Funds Management for providing investment advisory services to the Stable Income Portfolio, the master portfolio in which the Fund invests substantially all its assets. The following advisory fee schedule is charged to the master portfolio as a percentage of the master portfolio’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]	Includes gross expenses allocated from the master portfolio in which the Fund invests.

[4]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, including the underlying master portfolio’s fees and expenses, as shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$66
3 Years	$253
5 Years	$456
10 Years	$1,041

6

The following information replaces the section entitled “Fees and Expenses” for the Total Return Bond Fund on page 32 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.37%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.46%
Total Annual Fund Operating Expenses[3]	0.83%
Fee Waivers	0.13%
Net Expenses[4]	0.70%

[1]

The management fees reflect the fees charged by Funds Management for providing investment advisory services to the Total Return Bond Portfolio, the master portfolio in which the Fund invests substantially all its assets. The following advisory fee schedule is charged to the master portfolio as a percentage of the master portfolio’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]	Includes gross expenses allocated from the master portfolio in which the Fund invests.

[4]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, including the underlying master portfolio’s fees and expenses, as shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$72
3 Years	$252
5 Years	$448
10 Years	$1,013

7

The following information replaces the section entitled “Fees and Expenses” for the Ultra Short-Term Income Fund on page 37 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.45%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.85%
Fee Waivers	0.29%
Net Expenses[4,5,6]	0.56%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.55%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$57
3 Years	$243
5 Years	$444
10 Years	$1,025

IFAM068/P1003S2

8

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated May 30, 2008, to the Prospectus dated April 1, 2008, as previously supplemented

April 8, 2008.

Investor Class

The following changes are effective June 2, 2008, for the Funds and share class listed above.

The following information replaces the section entitled “Fees and Expenses” for the Corporate Bond Fund on page 7 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.69%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	0.11%
Net Expenses[3]	0.98%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

1

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$100
3 Years	$336
5 Years	$590
10 Years	$1,319

2

The following information replaces the section entitled “Fees and Expenses” for the Government Securities Fund on page 11 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.64%
Total Annual Fund Operating Expenses	1.03%
Fee Waivers	0.08%
Net Expenses[3]	0.95%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$97
3 Years	$320
5 Years	$561
10 Years	$1,253

3

The following information replaces the section entitled “Fees and Expenses” for the High Income Fund on page 15 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None
Redemption Fee[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[2]	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses[3]	0.61%
Acquired Fund Fees and Expenses[4]	0.01%
Total Annual Fund Operating Expenses[5]	1.12%
Fee Waivers	0.25%
Net Expenses[5,6,7]	0.87%

[1]	Deducted from the net proceeds if shares redeemed (or exchanged) within 30 days of purchase. This fee is retained by the Fund. Please see section entitled “Redemption Fees” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.50% for the first $500 million; 0.475% for the next $500 million; 0.45% for the next $2 billion; 0.425% for the next $2 billion; and 0.40% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.86%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$89
3 Years	$331
5 Years	$593
10 Years	$1,341

4

The following information replaces the section entitled “Fees and Expenses” for the Income Plus Fund on page 19 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.64%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	1.15%
Fee Waivers	0.20%
Net Expenses[4,5,6]	0.95%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.50% for the first $500 million; 0.475% for the next $500 million; 0.45% for the next $2 billion; 0.425% for the next $2 billion; and 0.40% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.94%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$97
3 Years	$346
5 Years	$615
10 Years	$1,382

5

The following information replaces the section entitled “Fees and Expenses” for the Short-Term Bond Fund on page 24 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.65%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	1.06%
Fee Waivers	0.20%
Net Expenses[4,5,6]	0.86%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.85%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$88
3 Years	$318
5 Years	$566
10 Years	$1,278

6

The following information replaces the section entitled “Fees and Expenses” for the Short-Term High Yield Bond Fund on page 28 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None
Redemption Fee[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[2]	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses[3]	0.67%
Acquired Fund Fees and Expenses[4]	0.01%
Total Annual Fund Operating Expenses[5]	1.18%
Fee Waivers	0.31%
Net Expenses[5,6,7]	0.87%

[1]	Deducted from the net proceeds if shares redeemed (or exchanged) within 30 days of purchase. This fee is retained by the Fund. Please see section entitled “Redemption Fees” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.50% for the first $500 million; 0.475% for the next $500 million; 0.45% for the next $2 billion; 0.425% for the next $2 billion; and 0.40% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.86%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$89
3 Years	$345
5 Years	$621
10 Years	$1,408

7

The following information replaces the section entitled “Fees and Expenses” for the Ultra Short-Term Income Fund on page 33 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.63%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	1.03%
Fee Waivers	0.27%
Net Expenses[4,5,6]	0.76%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.75%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$78
3 Years	$301
5 Years	$543
10 Years	$1,238

IFIV068/P1006SP

8

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated May 30, 2008, to the Prospectus dated October 1, 2007, as previously supplemented

April 22, 2008, February 1, 2008, and December 17, 1007.

Advisor Class

The following changes are effective June 2, 2008, for the Funds and share class listed above.

The following information replaces the section entitled “Fees and Expenses” for the Corporate Bond Fund on page 7 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.58%
Total Annual Fund Operating Expenses	0.98%
Fee Waivers	0.03%
Net Expenses[3]	0.95%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

1

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$97
3 Years	$309
5 Years	$539
10 Years	$1,199

2

The following information replaces the section entitled “Fees and Expenses” for the Government Securities Fund on page 11 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.54%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	0.03%
Net Expenses[3]	0.90%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$92
3 Years	$293
5 Years	$512
10 Years	$1,141

3

The following information replaces the section entitled “Fees and Expenses” for the High Income Fund on page 15 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None
Redemption Fee[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[2]	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses[3]	0.52%
Acquired Fund Fees and Expenses[4]	0.01%
Total Annual Fund Operating Expenses[5]	1.03%
Fee Waivers	0.12%
Net Expenses[5,6,7]	0.91%

[1]	Deducted from the net proceeds if shares redeemed (or exchanged) within 30 days of purchase. This fee is retained by the Fund. Please see section entitled “Redemption Fees” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.50% for the first $500 million; 0.475% for the next $500 million; 0.45% for the next $2 billion; 0.425% for the next $2 billion; and 0.40% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.86%. After this time, the net operating expense ration may be increased only with the approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$93
3 Years	$316
5 Years	$557
10 Years	$1,250

4

The following information replaces the section entitled “Fees and Expenses” for the Short-Term Bond Fund on page 19 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.55%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.96%
Fee Waivers	0.15%
Net Expenses[4,5,6]	0.81%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.80%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$83
3 Years	$291
5 Years	$517
10 Years	$1,166

5

The following information replaces the section entitled “Fees and Expenses” for the Short-Term High Yield Bond Fund on page 23 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None
Redemption Fee[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[2]	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses[3]	0.57%
Acquired Fund Fees and Expenses[4]	0.01%
Total Annual Fund Operating Expenses[5]	1.08%
Fee Waivers	0.21%
Net Expenses[5,6,7]	0.87%

[1]	Deducted from the net proceeds if shares redeemed (or exchanged) within 30 days of purchase. This fee is retained by the Fund. Please see section entitled “Redemption Fees” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.50% for the first $500 million; 0.475% for the next $500 million; 0.45% for the next $2 billion; 0.425% for the next $2 billion; and 0.40% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.86%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$89
3 Years	$323
5 Years	$576
10 Years	$1,301

6

The following information replaces the section entitled “Fees and Expenses” for the Ultra Short-Term Income Fund on page 28 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.53%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.93%
Fee Waivers	0.22%
Net Expenses[4,5,6]	0.71%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.70%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$73
3 Years	$275
5 Years	$494
10 Years	$1,125

IFAV068/P1005S2

7

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

Supplement dated May 30, 2008, to the Prospectus dated October 1, 2007, as previously supplemented

April 22, 2008, February 1, 2008, and December 17, 2007.

Class Z

The following changes are effective June 2, 2008, for the Funds and share class listed above.

The following information replaces the section entitled “Fees and Expenses” for the Total Return Bond Fund on page 7 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.37%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.62%
Total Annual Fund Operating Expenses[3]	0.99%
Fee Waivers	0.09%
Net Expenses[4]	0.90%

[1]

The management fees reflect the fees charged by Funds Management for providing investment advisory services to the Total Return Bond Portfolio, the master portfolio in which the Fund invests substantially all its assets. The following advisory fee schedule is charged to the master portfolio as a percentage of the master portfolio’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]	Includes gross expenses allocated from the master portfolio in which the Fund invests.

[4]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, including the underlying master portfolio’s fees and expenses, as shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

1

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$92
3 Years	$306
5 Years	$538
10 Years	$1,205

2

The following information replaces the section entitled “Fees and Expenses” for the Ultra-Short Duration Bond Fund on page 12 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.89%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	1.30%
Fee Waivers	0.50%
Net Expenses[4,5,6]	0.80%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.40% for the first $500 million; 0.375% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expense of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.79%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$82
3 Years	$363
5 Years	$665
10 Years	$1,524

IFZ068/P1002S2

3

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Supplement dated May 30, 2008, to the Prospectus dated April 1, 2008, as previously supplemented

May 9, 2008, April 28, 2008, April 11, 2008, and April 8, 2008.

Class A, Class B and Class C

The following changes are effective June 2, 2008, for the Funds and share classes, as applicable, listed above.

The following information replaces the section entitled “Fees and Expenses” for the California Limited-Term Tax-Free Fund on page 7 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class C
Management Fees[2]	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses[3]	0.59%	0.59%
Total Annual Fund Operating Expenses	0.94%	1.69%
Fee Waivers	0.09%	0.09%
Net Expenses[4]	0.85%	1.60%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

The adviser has committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio(s) shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.

1

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class C
If you sell your shares at the end of the period:
1 Year	$384	$263
3 Years	$582	$524
5 Years	$796	$909
10 Years	$1,412	$1,990
If you do not sell your shares at the end of the period:
1 Year	$384	$163
3 Years	$582	$524
5 Years	$796	$909
10 Years	$1,412	$1,990

2

The following information replaces the section entitled “Fees and Expenses” for the California Tax-Free Fund beginning on page 11 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fees[2]	0.35%	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.53%	0.53%	0.53%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	0.89%	1.64%	1.64%
Fee Waivers	0.08%	0.08%	0.08%
Net Expenses[5,6,7]	0.81%	1.56%	1.56%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio(s), excluding the expenses of any money market fund or other fund held by the Fund, at 0.80% for Class A shares, and 1.55% for Class B and Class C shares. After this time, the net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

3

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$529	$659	$259
3 Years	$713	$809	$509
5 Years	$913	$1,084	$884
10 Years	$1,490	$1,643	$1,937
If you do not sell your shares at the end of the period:
1 Year	$529	$159	$159
3 Years	$713	$509	$509
5 Years	$913	$884	$884
10 Years	$1,490	$1,643	$1,937

4

The following information replaces the section entitled “Fees and Expenses” for the Colorado Tax-Free Fund beginning on page 16 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fees[2]	0.35%	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.94%[5]	1.69%[5]	1.69%
Fee Waivers	0.08%	0.08%	0.08%
Net Expenses[6,7]	0.86%[5]	1.61%[5]	1.61%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio(s), excluding the expenses of any money market fund or other Fund held by the Fund, at 0.85% for Class A shares, and 1.60% for Class B and Class C shares. After this date, the net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

5

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$534	$664	$264
3 Years	$729	$825	$525
5 Years	$940	$1,111	$911
10 Years	$1,546	$1,699	$1,993
If you do not sell your shares at the end of the period:
1 Year	$534	$164	$164
3 Years	$729	$525	$525
5 Years	$940	$911	$911
10 Years	$1,546	$1,699	$1,993

6

The following information replaces the section entitled “Fees and Expenses” for the Intermediate Tax-Free Fund beginning on page 21 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class C
Management Fees[2]	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses[3]	0.54%	0.54%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	0.90%	1.65%
Fee Waivers	0.19%	0.19%
Net Expenses[6,7]	0.71%	1.46%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio(s), excluding the expenses of any money market fund or other fund held by the Fund, at 0.70% for Class A shares and 1.45% for Class C shares. After this time, the net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

7

Example of Expenses

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class C
If you sell your shares at the end of the period:
1 Year	$370	$249
3 Years	$560	$502
5 Years	$766	$880
10 Years	$1,359	$1,942
If you do not sell your shares at the end of the period:
1 Year	$370	$149
3 Years	$560	$502
5 Years	$766	$880
10 Years	$1,359	$1,942

8

The following information replaces the section entitled “Fees and Expenses” for the Minnesota Tax-Free Fund beginning on page 26 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fees[2]	0.35%	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	0.93%	1.68%	1.68%
Fee Waivers	0.07%	0.07%	0.07%
Net Expenses[5,6,7]	0.86%	1.61%	1.61%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio(s), excluding the expenses of any money market fund or other fund held by the Fund, at 0.85% for Class A shares, and 1.60% for Class B and Class C shares. After this time, the net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

9

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$534	$664	$264
3 Years	$726	$823	$523
5 Years	$935	$1,106	$906
10 Years	$1,535	$1,688	$1,981
If you do not sell your shares at the end of the period:
1 Year	$534	$164	$164
3 Years	$726	$523	$523
5 Years	$935	$906	$906
10 Years	$1,535	$1,688	$1,981

10

The following information replaces the section entitled “Fees and Expenses” for the Municipal Bond Fund beginning on page 31 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fees[2]	0.34%	0.34%	0.34%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	0.92%	1.67%	1.67%
Fee Waivers	0.16%	0.16%	0.16%
Net Expenses[5,6,7]	0.76%	1.51%	1.51%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio(s), excluding the expenses of any money market fund or any other fund held by the Fund, at 0.75% for Class A shares, and 1.50% for Class B and Class C shares. After this time, the net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

11

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$524	$654	$254
3 Years	$715	$811	$511
5 Years	$922	$1,093	$893
10 Years	$1,518	$1,671	$1,966
If you do not sell your shares at the end of the period:
1 Year	$524	$154	$154
3 Years	$715	$511	$511
5 Years	$922	$893	$893
10 Years	$1,518	$1,671	$1,966

12

The following information replaces the section entitled “Fees and Expenses” for the National Limited-Term Tax-Free Fund beginning on page 36 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	3.00%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	3.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fees[2]	0.35%	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	0.97%	1.72%	1.72%
Fee Waivers	0.16%	0.16%	0.16%
Net Expenses[5,6,7]	0.81%	1.56%	1.56%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio(s), excluding the expenses of any money market fund or other fund held by the Fund, at 0.80% for Class A shares, and 1.55% for Class B and Class C shares. After this time, the net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

13

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$380	$459	$259
3 Years	$584	$626	$526
5 Years	$805	$832	$918
10 Years	$1,440	$1,455	$2,017
If you do not sell your shares at the end of the period:
1 Year	$380	$159	$159
3 Years	$584	$526	$526
5 Years	$805	$832	$918
10 Years	$1,440	$1,455	$2,017

14

The following information replaces the section entitled “Fees and Expenses” for the National Tax-Free Fund beginning on page 41 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fees[2]	0.35%	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.56%	0.56%	0.56%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	0.92%	1.67%	1.67%
Fee Waivers	0.06%	0.06%	0.06%
Net Expenses[5,6,7]	0.86%	1.61%	1.61%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio(s), excluding the expenses of any money market fund or other fund held by the Fund, at 0.85% for Class A shares, and 1.60% for Class B and Class C shares. After this time, the net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

15

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$534	$664	$264
3 Years	$724	$821	$521
5 Years	$931	$1,102	$902
10 Years	$1,525	$1,678	$1,971
If you do not sell your shares at the end of the period:
1 Year	$534	$164	$164
3 Years	$724	$521	$521
5 Years	$931	$902	$902
10 Years	$1,525	$1,678	$1,971

16

The following information replaces the section entitled “Fees and Expenses” for the Short-Term Municipal Bond Fund beginning on page 46 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class C
Management Fees[2]	0.34%	0.34%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses[3]	0.52%	0.52%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%
Total Annual Fund Operating Expenses	0.87%[5]	1.62%
Fee Waivers	0.26%	0.06%
Net Expenses[6,7]	0.61%[5]	1.56%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[7]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio(s), excluding the expenses of any money market fund or other fund held by the Fund, at 0.60% for Class A shares and 1.55% for Class C shares. After this date, the net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

17

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class C
If you sell your shares at the end of the period:
1 Year	$360	$259
3 Years	$544	$505
5 Years	$744	$876
10 Years	$1,319	$1,918
If you do not sell your shares at the end of the period:
1 Year	$360	$159
3 Years	$544	$505
5 Years	$744	$876
10 Years	$1,319	$1,918

18

The following information replaces the section entitled “Fees and Expenses” for the Ultra Short-Term Municipal Income Fund beginning on page 51 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class C
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses[2]	0.56%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses	1.67%
Fee Waivers	0.24%
Net Expenses[4,5]	1.43%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[5]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio(s), excluding the expenses of any money market fund or other fund held by the Fund, at 1.42%. After this time, the net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

19

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

Class C
If you sell your shares at the end of the period:
1 Year	$246
3 Years	$504
5 Years	$886
10 Years	$1,960
If you do not sell your shares at the end of the period:
1 Year	$146
3 Years	$504
5 Years	$886
10 Years	$1,960

20

The following information replaces the section entitled “Fees and Expenses” for the Wisconsin Tax-Free Fund on page 56 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None [1]	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class C
Management Fees[2]	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses[3]	0.64%	0.64%
Total Annual Fund Operating Expenses	0.99%	1.74%
Fee Waivers	0.29%	0.25%
Net Expenses[4]	0.70%	1.49%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio(s) shown. After this time, the net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

21

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class C
If you sell your shares at the end of the period:
1 Year	$518	$252
3 Years	$724	$524
5 Years	$947	$922
10 Years	$1,586	$2,035
If you do not sell your shares at the end of the period:
1 Year	$518	$152
3 Years	$724	$524
5 Years	$947	$922
10 Years	$1,586	$2,035

MIR068/P1101S4

22

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Supplement dated May 30, 2008, to the Prospectus dated April 1, 2008, as previously supplemented

May 9, 2008.

Institutional Class

The following changes are effective June 2, 2008, for the Funds and share class listed above.

The following information replaces the section entitled “Fees and Expenses” for the Intermediate Tax-Free Fund on page 7 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.17%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses	0.53%
Fee Waivers	0.10%
Net Expenses[4,5]	0.43%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[5]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.42%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

1

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$44
3 Years	$160
5 Years	$286
10 Years	$656

2

The following information replaces the section entitled “Fees and Expenses” for the Municipal Bond Fund on page 11 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.22%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses	0.57%
Fee Waivers	0.14%
Net Expenses[4,5]	0.43%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[5]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or any other fund held by the Fund, at 0.42%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$44
3 Years	$169
5 Years	$305
10 Years	$701

3

The following information replaces the section entitled “Fees and Expenses” for the Short-Term Municipal Bond Fund on page 15 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.19%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses	0.54%
Fee Waivers	0.13%
Net Expenses[4,5]	0.41%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[5]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.40%. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$42
3 Years	$160
5 Years	$289
10 Years	$665

4

The following information replaces the section entitled “Fees and Expenses” for the Ultra Short-Term Municipal Income Fund on page 20 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.21%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.57%
Fee Waivers	0.19%
Net Expenses[4,5,6]	0.38%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.37%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$39
3 Years	$164
5 Years	$300
10 Years	$697

MIIT068/P1104S2

5

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

Supplement dated May 30, 2008, to the Prospectus dated April 1, 2008, as previously supplemented

April 8, 2008, and May 9, 2008.

Administrator Class

The following changes are effective June 2, 2008, for the Funds and share class listed above.

The following information replaces the section entitled “Fees and Expenses” for the California Limited-Term Tax-Free Fund on page 7 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.51%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	0.26%
Net Expenses[3]	0.60%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund.

[3]

The adviser has committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.

1

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$61
3 Years	$248
5 Years	$451
10 Years	$1,037

2

The following information replaces the section entitled “Fees and Expenses” for the California Tax-Free Fund on page 11 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.45%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.81%
Fee Waivers	0.25%
Net Expenses[4,5,6]	0.56%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.55%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$57
3 Years	$234
5 Years	$425
10 Years	$978

3

The following information replaces the section entitled “Fees and Expenses” for the Colorado Tax-Free Fund on page 15 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.50%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.86%
Fee Waivers	0.25%
Net Expenses[4,5,6]	0.61%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.60%. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$62
3 Years	$250
5 Years	$453
10 Years	$1,040

4

The following information replaces the section entitled “Fees and Expenses” for the Intermediate Tax-Free Fund beginning on page 19 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.45%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers	0.20%
Net Expenses[4,5]	0.61%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[5]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.60%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$62
3 Years	$239
5 Years	$431
10 Years	$985

5

The following information replaces the section entitled “Fees and Expenses” for the Minnesota Tax-Free Fund on page 24 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.49%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.85%
Fee Waivers	0.24%
Net Expenses[4,5,6]	0.61%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.60%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$62
3 Years	$247
5 Years	$448
10 Years	$1,027

6

The following information replaces the section entitled “Fees and Expenses” for the Municipal Bond Fund on page 28 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.49%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.84%
Fee Waivers	0.23%
Net Expenses[4,5,6]	0.61%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or any other fund held by the Fund, at 0.60%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$62
3 Years	$245
5 Years	$444
10 Years	$1,018

7

The following information replaces the section entitled “Fees and Expenses” for the National Limited-Term Tax-Free Fund on page 32 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.53%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.89%
Fee Waivers	0.28%
Net Expenses[4,5,6]	0.61%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.60%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$62
3 Years	$256
5 Years	$466
10 Years	$1,070

8

The following information replaces the section entitled “Fees and Expenses” for the National Tax-Free Fund on page 36 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.48%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.84%
Fee Waivers	0.23%
Net Expenses[4,5,6]	0.61%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.60%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$62
3 Years	$245
5 Years	$443
10 Years	$1,016

MIAM068/P1103SP

9

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Supplement dated May 30, 2008, to the Prospectus dated November 1, 2007, as previously supplemented

May 9, 2008, and February 28, 2008.

Investor Class

The following changes are effective June 2, 2008, for the Funds and share class listed above.

The following information replaces the section entitled “Fees and Expenses” for the Intermediate Tax-Free Fund on page 7 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.66%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	1.02%
Fee Waivers	0.26%
Net Expenses[4,5,6]	0.76%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.75%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

1

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$78
3 Years	$299
5 Years	$539
10 Years	$1,227

2

The following information replaces the section entitled “Fees and Expenses” for the Municipal Bond Fund on page 11 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.62%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.97%
Fee Waivers	0.16%
Net Expenses[4,5,6]	0.81%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or any other fund held by the Fund, at 0.80%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$83
3 Years	$293
5 Years	$521
10 Years	$1,177

3

The following information replaces the section entitled “Fees and Expenses” for the Short-Term Municipal Bond Fund on page 15 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.59%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.94%
Fee Waivers	0.27%
Net Expenses[4,5,6]	0.67%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.66%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$68
3 Years	$273
5 Years	$495
10 Years	$1,133

4

The following information replaces the section entitled “Fees and Expenses” for the Ultra Short-Term Municipal Income Fund on page 19 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.67%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	1.03%
Fee Waivers	0.30%
Net Expenses[4,5,6]	0.73%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.72%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$75
3 Years	$298
5 Years	$541
10 Years	$1,235

5

The following information replaces the section entitled “Fees and Expenses” for the Wisconsin Tax-Free Fund on page 23 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.74%
Total Annual Fund Operating Expenses[4]	1.09%
Fee Waivers	0.34%
Net Expenses[3]	0.75%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund.

[3]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$77
3 Years	$313
5 Years	$569
10 Years	$1,302

MIIV068/P1106S2

6

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Supplement dated May 30, 2008, to the Prospectus dated November 1, 2007, as previously supplemented

April 22, 2008, and February 15, 2008.

Advisor Class

Effective June 2, 2008, the following information replaces the section entitled “Fees and Expenses” for the Ultra Short-Term Municipal Income Fund on page 7 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.56%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.92%
Fee Waivers	0.19%
Net Expenses[4,5,6]	0.73%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.72%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

1

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$75
3 Years	$275
5 Years	$491
10 Years	$1,116

MIAV068/P1105S2

2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Supplement dated May 30, 2008, to the Prospectus dated November 1, 2007, as previously supplemented

February 28, 2008.

Class Z

Effective June 2, 2008, the following information replaces the section entitled “Fees and Expenses” for the Minnesota Tax-Free Fund on page 7 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund.

These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.67%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	1.03%
Fee Waivers	0.27%
Net Expenses[4,5,6]	0.76%

[1]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[4]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[5]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.

[6]

The adviser has committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.75%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

1

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$78
3 Years	$301
5 Years	$542
10 Years	$1,235

MIZ068/P1102S3

2

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated May 30, 2008, to the Statement of Additional Information dated April 1, 2008.

Effective June 2, 2008, the investment advisory fee schedules for the stand-alone Funds beginning on page 30 of the Statement of Additional Information are hereby replaced with the following fee schedules:

Fund	Fee Effective 6/2/2008
Corporate Bond	First $500	0.40%
	Next $500	0.375%
	Next $2B	0.35%
	Next $2B	0.325%
	Next 5B	0.30%

Government Securities	First $500	0.40%
	Next $500	0.375%
	Next $2B	0.35%
	Next $2B	0.325%
	Over $5B	0.30%

High Income	First $500	0.50%
	Next $500	0.475%
	Next $2B	0.45%
	Next $2B	0.425%
	Over $5B	0.40%

High Yield Bond	First $500	0.50%
	Next $500	0.475%
	Next $2B	0.45%
	Next $2B	0.425%
	Over $5B	0.40%

Income Plus	First $500	0.50%
	Next $500	0.475%
	Next $2B	0.45%
	Next $2B	0.425%
	Over $5B	0.40%

1

Intermediate Government Income	First $500	0.40%
	Next $500	0.375%
	Next $2B	0.35%
	Next $2B	0.325%
	Over $5B	0.30%

Short Duration Government Bond	First $500	0.40%
	Next $500	0.375%
	Next $2B	0.35%
	Next $2B	0.325%
	Over $5B	0.30%

Short-Term Bond	First $500	0.40%
	Next $500	0.375%
	Next $2B	0.35%
	Next $2B	0.325%
	Over $5B	0.30%

Short-Term High Yield Bond	First $500	0.50%
	Next $500	0.475%
	Next $2B	0.45%
	Next $2B	0.425%
	Over $5B	0.40%

Strategic Income	First $500	0.50%
	Next $500	0.475%
	Next $2B	0.45%
	Next $2B	0.425%
	Over $5B	0.40%

Ultra-Short Duration Bond	First $500	0.40%
	Next $500	0.375%
	Next $2B	0.35%
	Next $2B	0.325%
	Over $5B	0.30%

Ultra Short-Term Income	First $500	0.40%
	Next $500	0.375%
	Next $2B	0.35%
	Next $2B	0.325%
	Over $5B	0.30%

Effective June 2, 2008, the investment advisory fee schedules for the gateway feeder Funds beginning on page 31 of the Statement of Additional Information are hereby replaced with the following fee schedules:

Gateway Feeder Fund	Active Advisory Fees	Dormant Asset Allocation Fees*	Annual Rate** (as a percentage of net assets
			Effective 6/2/2008
Inflation-Protected Bond***	0.00%	0.25%	First $500	0.40%
			Next $500	0.375%
			Next $2B	0.35%
			Next $2B	0.325%
			Over $5B	0.30%
Stable Income	0.00%	0.25%	First $500	0.40%
			Next $500	0.375%
			Next $2B	0.35%
			Next $2B	0.325%
			Over $5B	0.30%

2

Gateway Feeder Fund	Active Advisory Fees	Dormant Asset Allocation Fees*	Annual Rate** (as a percentage of net assets
			Effective 6/2/2008
Total Return Bond ***	0.00%	0.25%	First $500	0.40%
			Next $500	0.375%
			Next $2B	0.35%
			Next $2B	0.325%
			Over $5B	0.30%

*	Represents the proposed advisory fee payable to Funds Management as adviser if a Fund converts into a gateway blended Fund.

**	Represents the advisory fee payable to Funds Management as adviser to the Master Portfolio. This would be the proposed advisory fee payable to Funds Management as adviser if a Fund converts into a stand-alone fund.

***	Funds Management received the advisory fees reflected in the table for the periods prior to August 1, 2004 and from August 1, 2004 to July 26, 2005, as adviser to each stand-alone Fund. Effective July 27, 2005, the Inflation-Protected Bond Fund and Total Return Bond Fund converted from stand-alone funds to gateway feeder funds.

Effective June 2, 2008, the administrative fee schedules on page 42 of the Statement of Additional Information are hereby replaced with the following fee schedules:

Share Class	Fund Level Admin. Fee[1]			Class-Level Admin. Fee	Total Admin. Fee
	Average Daily Net Assets	(% of Average Daily Net Assets)		(% of Average Daily Net Assets)	Average Daily Net Assets	(% of Average Daily Net Assets)
All Funds
Class A, Class B, Class C and Advisor Class[2]	$0-$4.99 billion $5-$9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.18%	$0-$4.99 billion $5-$9.99 billion >$9.99 billion	0.23 0.22 0.21	% % %
Administrator Class[3]	$0-$4.99 billion $5-$9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.10%	$0-$4.99 billion $5-$9.99 billion >$9.99 billion	0.15 0.14 0.13	% % %
Institutional Class[4]	$0-$4.99 billion $5-$9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.08%	$0-$4.99 billion $5-$9.99 billion >$9.99 billion	0.13 0.12 0.11	% % %
Investor Class and Class Z5	$0-$4.99 billion $5-$9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.23%	$0-$4.99 billion $5-$9.99 billion >$9.99 billion	0.28 0.27 0.26	% % %

[1]	Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund-level administration fee of 0.05% of average daily net assets.

[2]	Effective June 2, 2008, the class level administration fee for the Class A, Class B, Class C and Advisor Class was reduced by 0.10% as shown in the table.

[3]	Prior to April 11, 2005, the class-level fee was 0.20%.

[4]	Prior to April 11, 2005, the class-level fee was 0.10%.

[5]	Effective June 2, 2008, the class level administration fee for the Investor Class and Class Z was reduced by 0.17% as shown in the table.

3

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Supplement dated May 30, 2008, to the Statement of Additional Information dated April 1, 2008, as previously supplemented May 9, 2008.

Effective June 2, 2008, the investment advisory fee schedules beginning on page 37 of the Statement of Additional Information are hereby replaced with the following fee schedules:

Fund	Fee Effective 6/2/2008
California Limited-Term Tax-Free Fund	First $500	0.35%
	Next $500	0.325%
	Next $2B	0.30%
	Next $2B	0.275%
	Over $5B	0.25%

California Tax-Free Fund	First $500	0.35%
	Next $500	0.325%
	Next $2B	0.30%
	Next $2B	0.275%
	Over $5B	0.25%

Colorado Tax-Free Fund	First $500	0.35%
	Next $500	0.325%
	Next $2B	0.30%
	Next $2B	0.275%
	Over $5B	0.25%

Intermediate Tax-Free Fund	First $500	0.35%
	Next $500	0.325%
	Next $2B	0.30%
	Next $2B	0.275%
	Over $5B	0.25%

Minnesota Tax-Free Fund	First $500	0.35%
	Next $500	0.325%
	Next $2B	0.30%
	Next $2B	0.275%
	Over $5B	0.25%

Municipal Bond Fund	First $500	0.35%
	Next $500	0.325%
	Next $2B	0.30%
	Next $2B	0.275%
	Over $5B	0.25%

1

Fund	Fee Effective 6/2/2008

National Limited-Term Tax-Free Fund	First $500	0.35%
	Next $500	0.325%
	Next $2B	0.30%
	Next $2B	0.275%
	Over $5B	0.25%

National Tax-Free Fund	First $500	0.35%
	Next $500	0.325%
	Next $2B	0.30%
	Next $2B	0.275%
	Over $5B	0.25%

Short-Term Municipal Bond Fund	First $500	0.35%
	Next $500	0.325%
	Next $2B	0.30%
	Next $2B	0.275%
	Over $5B	0.25%

Ultra Short-Term Municipal Income Fund	First $500	0.35%
	Next $500	0.325%
	Next $2B	0.30%
	Next $2B	0.275%
	Over $5B	0.25%

Wisconsin Tax-Free Fund	First $500	0.35%
	Next $500	0.325%
	Next $2B	0.30%
	Next $2B	0.275%
	Over $5B	0.25%

Effective June 2, 2008, the administrative fee schedules on page 44 of the Statement of Additional Information are hereby replaced with the following fee schedules:

Share Class	Fund Level Admin. Fee[1]			Class-Level Admin. Fee	Total Admin. Fee
	Average Daily Net Assets	(% of Average Daily Net Assets)		(% of Average Daily Net Assets)	Average Daily Net Assets	(% of Average Daily Net Assets)
All Funds
Class A, Class B, Class C and Advisor Class[2]	First $5 billion Next $5 billion Over $10 billion	0.05 0.04 0.03	% % %	0.18%	First $5 billion Next $5 billion Over $10 billion	0.23 0.22 0.21	% % %
Administrator Class[3]	First $5 billion Next $5 billion Over $10 billion	0.05 0.04 0.03	% % %	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15 0.14 0.13	% % %
Institutional Class[4]	First $5 billion Next $5 billion Over $10 billion	0.05 0.04 0.03	% % %	0.08%	First $5 billion Next $5 billion Over $10 billion	0.13 0.12 0.11	% % %
Investor Class and Class Z5	First $5 billion Next $5 billion Over $10 billion	0.05 0.04 0.03	% % %	0.23%	First $5 billion Next $5 billion Over $10 billion	0.28 0.27 0.26	% % %

[1]	Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund-level administration fee of 0.05% of average daily net assets.

[2]	Effective June 2, 2008, the class level administration fee for the Class A, Class B, Class C and Advisor Class was reduced by 0.10% as shown in the table.

[3]	Prior to April 11, 2005, the class-level fee was 0.20%.

[4]	Prior to April 11, 2005, the class-level fee was 0.10%.

[5]	Effective June 2, 2008, the class level administration fee for the Investor Class and Class Z was reduced by 0.17% as shown in the table.

2